Stock-Based Compensation - Performance Stock Units - Additional Information (Detail) $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2021 Day shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance stock, shares granted		2,718,149
2017 Omnibus Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance stock, shares granted		3,112,568
Performance Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation expense related to performance stock units | $		$ 0.9
Unrecognized stock-based compensation expense, expected recognition weighted-average period		19 months
Performance Stock Units [Member] | 2021 Grant | Inducement Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Consecutive trading day | Day	30
Performance Stock Units [Member] | 2021 Grant | Mr Carr [Member] | Inducement Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance stock, shares granted	600,000
Performance Stock Units [Member] | 2019 Grant | Mr. Blome [Member] | 2017 Omnibus Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Benefit from forfeiture of stock			166,667
Performance Stock Units [Member] | 2022 Grant | Mr Carr [Member] | 2017 Omnibus Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance stock, shares granted		530,000